Monetta Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Capital Equipment - 6.4%
Aerospace & Defense - 3.1%
Boeing Co. (a)	7,500	$1,279,125
RTX Corp.	9,000	1,192,140
		2,471,265
Diversified Operations - 2.4%
General Electric Co.	5,000	1,000,750
Howmet Aerospace, Inc.	6,500	843,245
		1,843,995
Electrical Equipment - 0.9%
Rockwell Automation, Inc.	2,800	723,464
Total Capital Equipment		5,038,724

Consumer Cyclical - 12.0%
Apparel Manufacturers - 1.0%
NIKE, Inc. - Class B	12,000	761,760
		$–
Automobile - 1.3%
Tesla, Inc. (a)	4,000	1,036,640
		$–
Leisure Service - 8.1%
Airbnb, Inc. - Class A (a)	6,000	716,760
Netflix, Inc. (a)	3,000	2,797,590
Roku, Inc. (a)	10,000	704,400
Royal Caribbean Cruises Ltd.	6,000	1,232,640
Uber Technologies, Inc. (a)	12,500	910,750
		6,362,140
Media-Radio/TV - 1.6%
Walt Disney Co.	13,000	1,283,100
Total Consumer Cyclical		9,443,640

Energy - 2.5%
Energy - 1.0%
Constellation Energy Corp.	4,000	806,520
		$–
Oil & Gas-Integrated - 1.5%
Williams Cos., Inc.	20,000	1,195,200
Total Energy		2,001,720

Financial - 12.0%
Bank-Money Center - 6.4%
Goldman Sachs Group, Inc.	2,500	1,365,725
JPMorgan Chase & Co.	15,000	3,679,500
		5,045,225
Brokerage & Investment Management - 1.2%
Robinhood Markets, Inc. - Class A (a)	22,000	915,640
		$–
Finance-Miscellaneous - 3.0%
MasterCard, Inc. - Class A	2,400	1,315,488
Visa, Inc. - Class A	3,000	1,051,380
		2,366,868
Insurance-Diversified - 1.4%
American International Group, Inc.	13,000	1,130,220
Total Financial		9,457,953

Healthcare - 4.6%
Healthcare-Biomedical/Genetic - 2.7%
Gilead Sciences, Inc.	10,000	1,120,500
Vertex Pharmaceuticals, Inc. (a)	2,000	969,640
		2,090,140
Healthcare-Instrument - 1.9%
Dexcom, Inc. (a)	10,000	682,900
Intuitive Surgical, Inc. (a)	1,700	841,959
		1,524,859
Total Healthcare		3,614,999

Retail - 18.3%
Retail-Discount&Variety - 1.1%
Dollar Tree, Inc. (a)	11,000	825,770
		$–
Retail-Major Chain - 5.3%
Costco Wholesale Corp.	3,000	2,837,340
Wal-Mart Stores, Inc.	15,000	1,316,850
		4,154,190
Retail-Restaurant - 0.9%
Dutch Bros, Inc. - Class A (a)	12,000	740,880
		$–
Retail-Specialty - 11.0%
Amazon.com, Inc. (a)	31,500	5,993,190
DoorDash, Inc. - Class A (a)	4,500	822,465
Lululemon Athletica, Inc. (a)	3,000	849,180
TJX Companies, Inc.	8,000	974,400
		8,639,235
Total Retail		14,360,075

Technology - 37.3%(b)
Computer Data Storage - 4.6%
Apple, Inc.	16,500	3,665,145
		$–
Computer-Software - 16.0%
Cisco Systems, Inc.	14,000	863,940
Crowdstrike Holdings, Inc. - Class A (a)	2,500	881,450
Microsoft Corp.	8,000	3,003,120
Oracle Corp.	4,000	559,240
Palantir Technologies, Inc. - Class A (a)	43,000	3,629,200
ServiceNow, Inc. (a)	900	716,526
Snowflake, Inc. - Class A (a)	4,500	657,720
Spotify Technology (a)	2,000	1,100,060
Verisign, Inc. (a)	4,500	1,142,415
		12,553,671
Electronic-Semiconductor - 6.6%
ARM Holdings PLC - ADR (a)	5,000	533,950
Broadcom, Inc.	5,000	837,150
NVIDIA Corp.	35,000	3,793,300
		5,164,400
Internet - 10.1%
Alphabet, Inc. - Class C	33,000	5,155,590
Meta Platforms, Inc. - Class A	4,000	2,305,440
Reddit, Inc. - Class A (a)	4,700	493,030
		7,954,060
Total Technology		29,337,276

Transporatation - 1.3%
Airline - 1.3%
Southwest Airlines Co.	30,000	1,007,400
Total Transportation		1,007,400

Utility - 1.1%
Electric Power - 1.1%
Vistra Corp.	7,000	822,080
Total Utility		822,080
TOTAL COMMON STOCKS (Cost $40,295,536)		75,083,867

EXCHANGE TRADED FUNDS - 0.9%	Shares	Value
iShares Bitcoin Trust ETF (a)	15,000	702,150
TOTAL EXCHANGE TRADED FUNDS (Cost $821,970)		702,150

SHORT-TERM INVESTMENTS - 3.7%		Value
Money Market Funds - 3.7%	Shares
First American Government Obligations Fund - Class X, 4.27% (c)	2,926,899	2,926,899
TOTAL SHORT-TERM INVESTMENTS (Cost $2,926,899)		2,926,899

TOTAL INVESTMENTS - 100.1% (Cost $44,044,405)		78,712,916
Liabilities in Excess of Other Assets - (0.1)%		(65,191)
TOTAL NET ASSETS - 100.0%		$78,647,725
two		–%
Percentages are stated as a percent of net assets.		–%

ADR – American Depositary Receipts
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
As of March 31, 2025, the Fund had a significant portion of its assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation, and intellectual property issues.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Industry classification provided by William O’Neil & Co., Inc.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Monetta Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value: Assets:
Common Stocks	$75,083,867	$–	$–	$75,083,867
Exchange Traded Funds	702,150	–	–	702,150
Money Market Funds	2,926,899	–	–	2,926,899
Total Investments in Securities	$78,712,916	$–	$–	$78,712,916

For the period ended March 31, 2025, there were no transfers into or out of Level 3 securities. Refer to the Schedule of Investments for industry classifications.